Related Party Transactions - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
IBK KT Emerging Digital Industry Investment Fund [Member]
Disclosure of transactions between related parties [line items]
Investment in related party	₩ 53,120
K Bank Inc. [Member]
Disclosure of transactions between related parties [line items]
Credit card contract threshold limit	₩ 1,000	₩ 1,000